[EV LOGO]

[PHOTO OF STATUE OF LIBERTY]

ANNUAL REPORT DECEMBER 31, 2002

[PHOTO OF WALL ST]

EATON VANCE
TAX-MANAGED
GROWTH
FUND
1.1

[PHOTO OF ADDING MACHINE]

[PHOTO OF TAX FORM]

                       IMPORTANT NOTICE REGARDING DELIVERY

                            OF SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

During the year ended December 31, 2002, Eaton Vance Tax-Managed Growth Fund 1.1 had a total return of -19.81% for Class A shares.(1) This return resulted from a decrease in net asset value (NAV) to $16.92 per share on December 31, 2002 from $21.10 per share on December 31, 2001. For Class B, the total return was -20.42%, based on a decrease in NAV to $16.13 from $ 20.27.(1) For Class C, the total return was -20.40%, based on a decrease in NAV to $15.49 from $19.46.(1) For Class I, the total return was -19.62%, based on a decrease in NAV to $8.03 from $9.99.(1) For Class S, the total return was -19.76%, based on a decrease in NAV to $16.97 from $21.15.(1) Consistent with the Fund's history and its investment objective of long-term, after-tax returns, the Fund made no income or capital gains distributions during the year. The Fund's returns after taxes on distributions were equivalent to pretax returns for 2002. (See page 6 for more information about after-tax performance.)

For comparison,the average total return (before taxes) for mutual funds in the Lipper Multi-Cap Core Classification was -21.97% during the period, and the S&P 500 Index - an unmanaged index of 500 common stocks used as a measure of U.S. stock market performance - had a total return of -22.09%.(2)

AN UNCERTAIN ECONOMIC RECOVERY MIXED WITH POOR STOCK MARKET PERFORMANCE...

A multitude of factors contributed to the dismal performance of the U.S. equity markets in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The broad decline of the stock market in 2002, as measured by the S&P 500 Index, was the worst since 1974 and marked a third consecutive year of negative returns.(2) Nonetheless, strong market rallies often follow bear market cycles, and while past performance is no guarantee of future results, we remain optimistic that stocks can continue their historical track record of delivering attractive investment returns over the long-term.

INVESTING FOR THE LONG-TERM - DOMESTIC STOCK FUNDS CAN HELP...

To achieve important financial goals, such as purchasing a home, funding a college education, providing for aging parents, or ensuring a comfortable retirement, it makes sense to take a long-term approach to investing. Eaton Vance believes that the cornerstones of a good long-term investment program are broad diversification, research-driven stock selection, and careful consideration of tax effects.

In the pages that follow, Portfolio Manager Duncan W. Richardson reviews the Fund's performance and shares his insights into the outlook for the Fund.

                             Sincerely,

                             /s/ Thomas E. Faust Jr.
                             Thomas E. Faust Jr.
                             President
                             January 31, 2003

FUND INFORMATION
AS OF DECEMBER 31, 2002

PERFORMANCE(3)     CLASS A     CLASS B     CLASS C     CLASS I     CLASS S
--------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year           -19.81%     -20.42%     -20.40%     -19.62%     -19.76%
Five Years           1.77        1.01        0.93        N.A.        N.A.
Life of Fund+        8.14        7.33        7.07       -6.08       -5.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year           -24.43%     -24.40%     -21.20%     -19.62%     -19.76%
Five Years           0.56        0.62        0.93        N.A.        N.A.
Life of Fund+        7.20        7.33        7.07       -6.08       -5.19

+Inception Dates - Class A and Class B: 3/28/96; Class C:8/2/96; Class I:
7/2/99; Class S:5/14/99

TEN LARGEST HOLDINGS(4) By total net assets

American International Group, Inc.          2.1%
PepsiCo, Inc.                               1.8
United Parcel Service, Inc. Class B         1.6
Omnicom Group, Inc.                         1.6
General Dynamics                            1.4
Sysco Corp.                                 1.4
Lexmark International Group, Inc.           1.4
Microsoft Corp.                             1.3
Marsh & McLennan Cos., Inc.                 1.3
Automatic Data Processing, Inc.             1.3

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2)It is not possible to invest directly in a Lipper Classification or an Index. (3)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2%
    - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class I and Class S shares generally do not have a sales charge. (4)Ten largest holdings accounted for 15.2% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH DUNCAN W. RICHARDSON, PORTFOLIO MANAGER OF TAX-MANAGED GROWTH PORTFOLIO. MR. RICHARDSON IS SENIOR VICE PRESIDENT AND CHIEF EQUITY INVESTMENT OFFICER OF EATON VANCE.

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

Q: Duncan, it was another difficult year for equity investors. How was the year in review for the Fund?

A: MR. RICHARDSON: The past year was extremely turbulent for equities, and for growth stocks in particular. Despite the difficult market conditions, Tax-Managed Growth Fund 1.1 held up quite well when compared to the S&P 500 Index benchmark. While, certainly, we were disappointed to have lost 19.81% in the past year (for Class A shares), the Fund did perform well relative to the benchmark, which had a return of -22.09% for the same period.* Indeed, for the 1 and 5-year periods ended December 31, 2002, Tax-Managed Growth Fund 1.1 outperformed both its Lipper Multi-Cap Core peer group and the S&P 500.*

Q: What were the factors that drove favorable performance relative to the benchmark?

A: Overall, our relative outperformance versus the benchmark was a function both of proper allocation in the outperforming sectors, and better stock selection within those sectors. Our overweighting in industrial stocks, relative to the S&P 500 Index, particularly in the air freight and aerospace/defense industries, helped our performance, as did our underweighting in information technology, which was the worst performing sector in 2002. Our performance also benefited from a correct overweighting in two of the best sectors of 2002, consumer staples and consumer discretionary (such as stocks in the automotive and household products and durables industries). Financial stocks, while not performing well on the whole, also contributed modestly to relative performance, due to the Portfolio's stock selection within that sector.

Q:  What were the negative factors in 2002?

A: On the negative side, healthcare was a drag on performance, specifically stocks in healthcare equipment and pharmaceuticals. Telecommunication was an area we correctly underweighted, but even so, we had some wireless stocks whose performance was particularly weak. Finally, stocks in the materials sector, including metals, mining, paper and forest products, had a negative impact on performance.

Q: Did you make any major shifts in terms of the makeup of the Portfolio over the course of the year?

A: We generally don't believe in making big sector bets. Clearly, aggressive investment behavior has not been rewarded in the past three years, and we believe there may be a trend towards embracing more conservative styles such as ours. Volatility, by some measures, was at record levels last year. We highly value portfolio diversification and view it as a means to dampen the volatility of individual stocks or the market as a whole. We took some actions to reduce sector concentrations in the health care and financial sectors last year. Although we primarily manage risk in our Portfolio through the fundamental research conducted by our research staff , we also closely monitor exposure to each segment of the economy.

Q: Duncan, would you comment on the fallout from the corporate accounting scandals brought to light in 2002?

A: 2002 could very likely be viewed as marking a turning point in which investor confidence started to improve. Legislation was enacted in July, mandating that CEOs and CFOs must sign off on company financial statements. This certification, along with the increased scrutiny of corporate board composition, auditor conflicts, and proxy voting, should build the credibility of management and of financial statements. We believe these changes will eventually restore the faith of investors in the trustworthiness of corporate America and improve

*It is not possible to invest directly in an Index or a Lipper Classification.

    the clarity of earnings statements. More consistent and conservatively stated earnings may be given higher multiples, which would be positive for the equity markets.

Q: One of the critical aims of this Fund is maximizing after-tax returns. How do you maintain tax efficiency and maximize after-tax returns for shareholders?

A: The volatility in the market this year provided us with many opportunities to employ our tax-managed strategies. The market's downward bias, for example, allowed us to actively harvest tax-losses. Some of these losses were used to offset taxes on capital gains in the current year, and some will be carried over for use in future years. Over the last 12 months, we realized tax losses in excess of the Portfolio's realized capital gains; therefore, we had no taxable distributions this year. Not only does our tax loss selling strategy facilitate the Fund's goal of being tax efficient, but we believe it also helps preserve shareholder value during periods of market decline. (For more information about the Fund's after-tax returns, please refer to page 6.)

Q:  How do you expect the economy and the stock market to fare in 2003?

A: We tend to be optimists but are also realists. We don't believe that the near-term direction of the market or economy can be accurately forecasted. Historically, success in the equity market comes from having a long-term perspective and realistic expectations for return given the level of risk an investor is willing to tolerate. The longer-term success of our Portfolio will be determined by the ability of our research staff to deliver superior stock selection versus the benchmark. We spend most of our time concerned with individual company and industry fundamentals. Our analysts have been observing a stabilization in many areas of the economy so there is reason to be encouraged on the economic front, despite the lack of robust growth. Because it invests in a broad range of equity holdings, we believe the Fund may help investors cope with the volatility and uncertainty found in today's markets.

    While we all hope for a better market environment in 2003, we don't think that the market will anytime soon consistently reach the 20%-plus annual returns we saw in the late 1990s. Expectations for equity market returns should be more modest. The current volatile environment argues for following a strategy that relies on fundamental research and manages sector exposure, such as ours. We thank our fellow shareholders for their continued participation in the Fund and their confidence that our tax-sensitive, broadly diversified, research-driven approach to the equity market is a sound one.

FIVE LARGEST INDUSTRY GROUPS+
As a percentage of total net assets

[CHART]

Banks                           8.8%
Media                           6.9%
Insurance                       6.9%
Pharmaceuticals                 6.6%
Diversified Financials          5.8%

+Five largest industry groups are subject to change due to active management.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FUND PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.1 CLASS A VS. THE S&P 500 INDEX*

MARCH 31, 1996 - DECEMBER 31, 2002

                         EATON VANCE
                         TAX-MANAGED       FUND INCL.
                       GROWTH FUND 1.1       MAXIMUM                    STANDARD & POOR'S
                           CLASS A        SALES CHARGE                      500 INDEX
              3/31/96      10,000            10,000                          10,000
              4/30/96      10,282             9,687                          10,147
              5/31/96      10,503             9,896                          10,409
              6/30/96      10,543             9,934                          10,448
              7/31/96      10,050             9,469                           9,987
              8/31/96      10,342             9,744                          10,198
              9/30/96      10,956            10,322                          10,771
             10/31/96      11,237            10,588                          11,068
             11/30/96      12,042            11,346                          11,904
             12/31/96      11,831            11,147                          11,668
              1/31/97      12,525            11,801                          12,397
              2/28/97      12,435            11,716                          12,494
              3/31/97      12,052            11,355                          11,982
              4/30/97      12,676            11,943                          12,696
              5/31/97      13,471            12,692                          13,469
              6/30/97      14,090            13,275                          14,072
              7/31/97      15,227            14,346                          15,191
              8/31/97      14,583            13,739                          14,341
              9/30/97      15,378            14,489                          15,126
             10/31/97      14,816            13,959                          14,621
             11/30/97      15,250            14,368                          15,297
             12/31/97      15,644            14,739                          15,560
              1/31/98      15,704            14,796                          15,732
              2/28/98      16,956            15,975                          16,866
              3/31/98      17,773            16,746                          17,729
              4/30/98      18,076            17,031                          17,907
              5/31/98      17,521            16,508                          17,600
              6/30/98      18,187            17,135                          18,314
              7/31/98      17,773            16,746                          18,119
              8/31/98      15,179            14,302                          15,502
              9/30/98      16,169            15,234                          16,495
             10/31/98      17,309            16,308                          17,836
             11/30/98      18,207            17,154                          18,917
             12/31/98      19,620            18,486                          20,006
              1/31/99      20,195            19,028                          20,842
              2/28/99      19,610            18,476                          20,195
              3/31/99      20,195            19,028                          21,002
              4/30/99      20,751            19,551                          21,816
              5/31/99      20,337            19,161                          21,301
              6/30/99      21,336            20,102                          22,482
              7/31/99      20,599            19,408                          21,781
              8/31/99      20,347            19,170                          21,673
              9/30/99      19,691            18,552                          21,080
             10/31/99      20,912            19,703                          22,413
             11/30/99      21,427            20,188                          22,869
             12/31/99      22,961            21,633                          24,215
              1/31/00      22,184            20,901                          22,998
              2/29/00      22,658            21,348                          22,564
              3/31/00      24,313            22,908                          24,769
              4/30/00      23,910            22,527                          24,025
              5/31/00      23,486            22,128                          23,531
              6/30/00      24,162            22,765                          24,112
              7/31/00      23,758            22,385                          23,735
              8/31/00      25,323            23,858                          25,208
              9/30/00      24,535            23,117                          23,878
             10/31/00      24,576            23,155                          23,777
             11/30/00      22,931            21,605                          21,903
             12/31/00      23,657            22,289                          22,011
              1/31/01      23,950            22,565                          22,791
              2/28/01      22,335            21,044                          20,715
              3/31/01      20,952            19,741                          19,403
              4/30/01      22,345            21,053                          20,910
              5/31/01      22,618            21,310                          21,050
              6/30/01      22,113            20,835                          20,538
              7/31/01      21,891            20,625                          20,336
              8/31/01      20,821            19,617                          19,064
              9/30/01      19,075            17,972                          17,524
             10/31/01      19,328            18,210                          17,859
             11/30/01      20,852            19,646                          19,228
             12/31/01      21,296            20,064                          19,397
              1/31/02      20,973            19,760                          19,114
              2/28/02      20,640            19,446                          18,745
              3/31/02      21,447            20,207                          19,450
              4/30/02      20,569            19,380                          18,272
              5/31/02      20,428            19,247                          18,138
              6/30/02      18,934            17,839                          16,846
              7/31/02      17,420            16,413                          15,533
              8/31/02      17,571            16,555                          15,635
              9/30/02      16,057            15,129                          13,937
             10/31/02      17,137            16,147                          15,163
             11/30/02      17,915            16,879                          16,054
             12/31/02      17,077            16,089                          15,112

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE TAX-MANAGED GROWTH FUND 1.1 CLASS B VS. THE S&P 500 INDEX*

MARCH 31, 1996 - DECEMBER 31, 2002

                         EATON VANCE
                         TAX-MANAGED
                       GROWTH FUND 1.1                                  STANDARD & POOR'S
                           CLASS B                                          500 INDEX
              3/31/96      10,000                                            10,000
              4/30/96      10,272                                            10,147
              5/31/96      10,503                                            10,409
              6/30/96      10,543                                            10,448
              7/31/96      10,040                                             9,987
              8/31/96      10,332                                            10,198
              9/30/96      10,936                                            10,771
             10/31/96      11,217                                            11,068
             11/30/96      12,002                                            11,904
             12/31/96      11,781                                            11,668
              1/31/97      12,465                                            12,397
              2/28/97      12,374                                            12,494
              3/31/97      11,992                                            11,982
              4/30/97      12,596                                            12,696
              5/31/97      13,360                                            13,469
              6/30/97      13,954                                            14,072
              7/31/97      15,060                                            15,191
              8/31/97      14,417                                            14,341
              9/30/97      15,191                                            15,126
             10/31/97      14,638                                            14,621
             11/30/97      15,060                                            15,297
             12/31/97      15,433                                            15,560
              1/31/98      15,483                                            15,732
              2/28/98      16,700                                            16,866
              3/31/98      17,495                                            17,729
              4/30/98      17,787                                            17,907
              5/31/98      17,233                                            17,600
              6/30/98      17,877                                            18,314
              7/31/98      17,455                                            18,119
              8/31/98      14,909                                            15,502
              9/30/98      15,855                                            16,495
             10/31/98      16,972                                            17,836
             11/30/98      17,847                                            18,917
             12/31/98      19,215                                            20,006
              1/31/99      19,759                                            20,842
              2/28/99      19,185                                            20,195
              3/31/99      19,748                                            21,002
              4/30/99      20,272                                            21,816
              5/31/99      19,869                                            21,301
              6/30/99      20,815                                            22,482
              7/31/99      20,091                                            21,781
              8/31/99      19,829                                            21,673
              9/30/99      19,185                                            21,080
             10/31/99      20,362                                            22,413
             11/30/99      20,845                                            22,869
             12/31/99      22,324                                            24,215
              1/31/00      21,549                                            22,998
              2/29/00      22,002                                            22,564
              3/31/00      23,592                                            24,769
              4/30/00      23,179                                            24,025
              5/31/00      22,757                                            23,531
              6/30/00      23,400                                            24,112
              7/31/00      22,988                                            23,735
              8/31/00      24,497                                            25,208
              9/30/00      23,712                                            23,878
             10/31/00      23,742                                            23,777
             11/30/00      22,143                                            21,903
             12/31/00      22,827                                            22,011
              1/31/01      23,089                                            22,791
              2/28/01      21,529                                            20,715
              3/31/01      20,181                                            19,403
              4/30/01      21,509                                            20,910
              5/31/01      21,761                                            21,050
              6/30/01      21,268                                            20,538
              7/31/01      21,036                                            20,336
              8/31/01      19,990                                            19,064
              9/30/01      18,300                                            17,524
             10/31/01      18,541                                            17,859
             11/30/01      19,980                                            19,228
             12/31/01      20,392                                            19,397
              1/31/02      20,080                                            19,114
              2/28/02      19,738                                            18,745
              3/31/02      20,513                                            19,450
              4/30/02      19,648                                            18,272
              5/31/02      19,507                                            18,138
              6/30/02      18,068                                            16,846
              7/31/02      16,620                                            15,533
              8/31/02      16,740                                            15,635
              9/30/02      15,292                                            13,937
             10/31/02      16,308                                            15,163
             11/30/02      17,042                                            16,054
             12/31/02      16,227                                            15,112

PERFORMANCE+       CLASS A     CLASS B     CLASS C     CLASS I     CLASS S
--------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year           -19.81%     -20.42%     -20.40%     -19.62%     -19.76%
Five Years           1.77        1.01        0.93        N.A.        N.A.
Life of Fund+        8.14        7.33        7.07       -6.08       -5.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year           -24.43%     -24.40%     -21.20%     -19.62%     -19.76%
Five Years           0.56        0.62        0.93        N.A.        N.A.
Life of Fund+        7.20        7.33        7.07       -6.08       -5.19

+Inception Dates - Class A and Class B: 3/28/96; Class C:8/2/96; Class I:
7/2/99; Class S:5/14/99

* Sources: Lipper Inc.; Thomson Financial. Investment operations commenced 3/28/96. The chart uses closest month-end after inception.

  The charts compare the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 common stocks commonly used as a measure of U.S. stock market performance. The lines on the charts represent the total returns of $10,000 hypothetical investments in Class A or Class B of the Fund and in the S&P 500 Index. An investment in the Fund's Class C shares on 8/2/96 at net asset value would have grown to $15,490 on December 31, 2002. An investment in the Fund's Class I shares on 7/2/99 at net asset value would have decreased to $8,030 on December 31, 2002. An investment in the Fund's Class S shares on 5/14/99 at net asset value would have decreased to $8,238 on December 31, 2002. Graphs and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

+ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class I and Class S shares generally do not have a sales charge.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

AFTER-TAX PERFORMANCE
AS OF DECEMBER 31, 2002

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distributions and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It would be most relevant to taxpaying shareholders who sell their shares.

  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 2002)

  RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                                ONE YEAR      FIVE YEARS  LIFE OF FUND
  Return Before Taxes                             -19.81%        1.77%       8.14%
  Return After Taxes on Distributions             -19.81%        1.77%       8.12%
  Return After Taxes on Distributions             -12.16%        1.42%       6.77%
  and Sale of Fund Shares

  RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS A)

                                                 ONE YEAR     FIVE YEARS  LIFE OF FUND
  Return Before Taxes                             -24.43%        0.56%       7.20%
  Return After Taxes on Distributions             -24.43%        0.56%       7.18%
  Return After Taxes on Distributions             -15.00%        0.45%       5.96%
  and Sale of Fund Shares

  AVERAGE ANNUAL TOTAL RETURNS
  (FOR THE PERIODS ENDED DECEMBER 31, 2002)

  RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                                 ONE YEAR     FIVE YEARS  LIFE OF FUND
  Return Before Taxes                             -20.42%        1.01%       7.33%
  Return After Taxes on Distributions             -20.42%        1.01%       7.33%
  Return After Taxes on Distributions             -12.54%        0.81%       6.08%
  and Sale of Fund Shares

  RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS B)

                                                 ONE YEAR     FIVE YEARS   LIFE OF FUND
  Return Before Taxes                             -24.40%        0.62%       7.33%
  Return After Taxes on Distributions             -24.40%        0.62%       7.33%
  Return After Taxes on Distributions             -14.98%        0.50%       6.08%
  and Sale of Fund Shares

  RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                                 ONE YEAR     FIVE YEARS   LIFE OF FUND
  Return Before Taxes                             -20.40%        0.93%       7.07%
  Return After Taxes on Distributions             -20.40%        0.93%       7.07%
  Return After Taxes on Distributions             -12.53%        0.75%       5.84%
  and Sale of Fund Shares

  RETURNS AT PUBLIC OFFERING PRICE (POP)(CLASS C)


                                                 ONE YEAR     FIVE YEARS   LIFE OF FUND
  Return Before Taxes                             -21.20%        0.93%       7.07%
  Return After Taxes on Distributions             -21.20%        0.93%       7.07%
  Return After Taxes on Distributions             -13.02%        0.75%       5.84%
  and Sale of Fund Shares

  RETURNS AT NET ASSET VALUE (NAV) (CLASS I)

                                                 ONE YEAR    FIVE YEARS    LIFE OF FUND
  Return Before Taxes                             -19.62%        N.A.        -6.08%
  Return After Taxes on Distributions             -19.62%        N.A.        -6.08%
  Return After Taxes on Distributions             -12.05%        N.A.        -4.78%
  and Sale of Fund Shares

  RETURNS AT NET ASSET VALUE (NAV)(CLASS S)

                                                 ONE YEAR     FIVE YEARS  LIFE OF FUND
  Return Before Taxes                             -19.76%        N.A.        -5.19%
  Return After Taxes on Distributions             -19.76%        N.A.        -5.19%
  Return After Taxes on Distributions             -12.14%        N.A.        -4.10%
  and Sale of Fund Shares

  Class A and Class B commenced operations on 3/28/96; Class C on 8/2/96; Class I on 7/2/99, and Class S on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not.

  After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

  Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
--------------------------------------------------------
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $3,483,610,384)      $4,013,731,703
Receivable for Fund shares sold                1,278,662
--------------------------------------------------------
TOTAL ASSETS                              $4,015,010,365
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $   14,576,928
Payable to affiliate for distribution
   and service fees                              103,931
Payable to affiliate for Trustees' fees            1,019
Accrued expenses                               1,367,812
--------------------------------------------------------
TOTAL LIABILITIES                         $   16,049,690
--------------------------------------------------------
NET ASSETS                                $3,998,960,675
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $3,991,860,271
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (523,020,810)
Accumulated net investment loss                     (105)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          530,121,319
--------------------------------------------------------
TOTAL                                     $3,998,960,675
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  958,625,483
SHARES OUTSTANDING                            56,670,792
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        16.92
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $16.92)      $        17.95
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $2,217,673,001
SHARES OUTSTANDING                           137,468,307
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        16.13
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  787,373,855
SHARES OUTSTANDING                            50,843,023
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        15.49
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $      575,214
SHARES OUTSTANDING                                71,635
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         8.03
--------------------------------------------------------
Class S Shares
--------------------------------------------------------
NET ASSETS                                $   34,713,122
SHARES OUTSTANDING                             2,045,215
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        16.97
--------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
---------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $629,154)            $    63,653,468
Interest allocated from Portfolio               1,832,164
Expenses allocated from Portfolio             (22,952,935)
---------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    42,532,697
---------------------------------------------------------

Expenses
---------------------------------------------------------
Trustees' fees and expenses               $         4,037
Distribution and service fees
   Class A                                      3,107,587
   Class B                                     27,857,111
   Class C                                     10,078,935
   Class S                                         81,991
Transfer and dividend disbursing agent
   fees                                         4,518,134
Printing and postage                              310,637
Registration fees                                 108,388
Legal and accounting services                      38,140
Custodian fee                                      36,063
Miscellaneous                                     193,727
---------------------------------------------------------
TOTAL EXPENSES                            $    46,334,750
---------------------------------------------------------

NET INVESTMENT LOSS                       $    (3,802,053)
---------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (430,393,774)
   Foreign currency transactions                  (12,979)
---------------------------------------------------------
NET REALIZED LOSS                         $  (430,406,753)
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (761,224,645)
   Securities sold short                          503,494
   Foreign currency                                15,048
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $  (760,706,103)
---------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,191,112,856)
---------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(1,194,914,909)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (3,802,053) $     (17,616,457)
   Net realized loss                           (430,406,753)      (288,005,727)
   Net change in unrealized appreciation
      (depreciation)                           (760,706,103)      (480,067,139)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $  (1,194,914,909) $    (785,689,323)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      50,583,357  $     308,737,223
      Class B                                    63,708,272        338,436,109
      Class C                                    39,382,697        211,153,206
      Class I                                        56,158            695,290
   Cost of shares redeemed
      Class A                                  (331,560,480)      (298,981,698)
      Class B                                  (567,882,695)      (468,391,271)
      Class C                                  (241,735,152)      (209,186,876)
      Class I                                       (58,203)          (368,870)
      Class S                                    (3,876,662)        (3,121,652)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    (991,382,708) $    (121,028,539)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (2,186,297,617) $    (906,717,862)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $   6,185,258,292  $   7,091,976,154
------------------------------------------------------------------------------
AT END OF YEAR                            $   3,998,960,675  $   6,185,258,292
------------------------------------------------------------------------------

Accumulated net investment
loss included
in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $            (105) $            (279)
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS A
                                  ----------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------    PERIOD ENDED
                                    2002          2001           2000           1999        DECEMBER 31, 1998(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 21.100     $   23.440     $   22.750     $   19.440             $ 17.150
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income(1)          $  0.091     $    0.062     $    0.083     $    0.101             $  0.017
Net realized and unrealized
   gain (loss)                      (4.271)        (2.402)         0.607          3.209                2.273
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (4.180)    $   (2.340)    $    0.690     $    3.310             $  2.290
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 16.920     $   21.100     $   23.440     $   22.750             $ 19.440
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                     (19.81)%        (9.98)%         3.03%         17.03%               13.35%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $958,625     $1,526,735     $1,698,289     $1,401,591             $852,967
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                        0.81%          0.79%          0.77%          0.68%                0.62%(5)
   Net investment income              0.48%          0.29%          0.35%          0.49%                0.56%(5)
Portfolio Turnover of the
   Portfolio                            23%            18%            13%            11%                   3%
--------------------------------------------------------------------------------------------------------------------

                                    CLASS A
                                ----------------

                                YEAR ENDED
                                OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of year                          $ 14.680
------------------------------
Income (loss) from operations
------------------------------
Net investment income(1)            $  0.099
Net realized and unrealized
   gain (loss)                         2.371
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $  2.470
------------------------------
NET ASSET VALUE -- END OF YEAR      $ 17.150
------------------------------
TOTAL RETURN(3)                        16.83%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of year (000's
   omitted)                         $689,283
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          0.67%
   Net investment income                0.59%
Portfolio Turnover of the
   Portfolio                              12%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                        CLASS B
                                  ------------------------------------------------------------------------------------
                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------    PERIOD ENDED
                                     2002           2001           2000           1999        DECEMBER 31, 1998(2)
----------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $   20.270     $   22.690     $   22.190     $   19.100            $   16.870
----------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------
Net investment loss(1)            $   (0.048)    $   (0.095)    $   (0.092)    $   (0.055)           $   (0.005)
Net realized and unrealized
   gain (loss)                        (4.092)        (2.325)         0.592          3.145                 2.235
----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $   (4.140)    $   (2.420)    $    0.500     $    3.090            $    2.230
----------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $   16.130     $   20.270     $   22.690     $   22.190            $   19.100
----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                       (20.42)%       (10.67)%         2.25%         16.18%                13.22%
----------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $2,217,673     $3,381,103     $3,951,916     $3,465,441            $2,196,794
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          1.56%          1.54%          1.53%          1.45%                 1.37%(5)
   Net investment loss                 (0.27)%        (0.46)%        (0.40)%        (0.28)%               (0.18)%(5)
Portfolio Turnover of the
   Portfolio                              23%            18%            13%            11%                    3%
----------------------------------------------------------------------------------------------------------------------

                                    CLASS B
                                ----------------

                                YEAR ENDED
                                OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of year                         $   14.550
------------------------------
Income (loss) from operations
------------------------------
Net investment loss(1)             $   (0.027)
Net realized and unrealized
   gain (loss)                          2.347
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $    2.320
------------------------------
NET ASSET VALUE -- END OF YEAR     $   16.870
------------------------------
TOTAL RETURN(3)                         15.95%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of year (000's
   omitted)                        $1,801,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           1.43%
   Net investment loss                  (0.16)%
Portfolio Turnover of the
   Portfolio                               12%
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                       CLASS C
                                  ----------------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------    PERIOD ENDED
                                    2002          2001           2000           1999        DECEMBER 31, 1998(2)
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 19.460     $   21.800     $   21.320     $   18.380             $ 16.240
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment loss(1)            $ (0.046)    $   (0.092)    $   (0.091)    $   (0.074)            $ (0.011)
Net realized and unrealized
   gain (loss)                      (3.924)        (2.248)         0.571          3.014                2.151
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $ (3.970)    $   (2.340)    $    0.480     $    2.940             $  2.140
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 15.490     $   19.460     $   21.800     $   21.320             $ 18.380
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                     (20.40)%       (10.73)%         2.25%         16.00%               13.18%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $787,374     $1,228,899     $1,384,535     $1,108,513             $647,241
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                        1.56%          1.54%          1.54%          1.56%                1.55%(5)
   Net investment loss               (0.27)%        (0.46)%        (0.41)%        (0.39)%              (0.37)%(5)
Portfolio Turnover of the
   Portfolio                            23%            18%            13%            11%                   3%
--------------------------------------------------------------------------------------------------------------------

                                    CLASS C
                                ----------------

                                YEAR ENDED
                                OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of year                          $ 14.030
------------------------------
Income (loss) from operations
------------------------------
Net investment loss(1)              $ (0.053)
Net realized and unrealized
   gain (loss)                         2.263
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $  2.210
------------------------------
NET ASSET VALUE -- END OF YEAR      $ 16.240
------------------------------
TOTAL RETURN(3)                        15.75%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of year (000's
   omitted)                         $522,877
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                          1.59%
   Net investment loss                 (0.33)%
Portfolio Turnover of the
   Portfolio                              12%
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS I
                                  ------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31,
                                  --------------------------------    PERIOD ENDED
                                    2002        2001        2000      DECEMBER 31, 1999(2)
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 9.990     $11.020     $10.670             $10.000
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income(1)          $ 0.066     $ 0.055     $ 0.068             $ 0.031
Net realized and unrealized
   gain (loss)                     (2.026)     (1.085)      0.282               0.639
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(1.960)    $(1.030)    $ 0.350             $ 0.670
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 8.030     $ 9.990     $11.020             $10.670
----------------------------------------------------------------------------------------------

TOTAL RETURN(3)                    (19.62)%     (9.35)%      3.28%               6.70%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $   575     $   720     $   438             $    58
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       0.56%       0.54%       0.54%               0.55%(5)
   Net investment income             0.75%       0.55%       0.61%               0.66%(5)
Portfolio Turnover of the
   Portfolio                           23%         18%         13%                 11%
----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 2, 1999 to December 31, 1999.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                            CLASS S
                                  ------------------------------------------------------------
                                      YEAR ENDED DECEMBER 31,
                                  --------------------------------    PERIOD ENDED
                                    2002        2001        2000      DECEMBER 31, 1999(2)
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $21.150     $23.470     $22.750             $21.000
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income(1)          $ 0.111     $ 0.090     $ 0.107             $ 0.067
Net realized and unrealized
   gain (loss)                     (4.291)     (2.410)      0.613               1.683
----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $(4.180)    $(2.320)    $ 0.720             $ 1.750
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $16.970     $21.150     $23.470             $22.750
----------------------------------------------------------------------------------------------

TOTAL RETURN(3)                    (19.76)%     (9.88)%      3.16%               8.33%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $34,713     $47,802     $56,798             $56,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                       0.71%       0.66%       0.67%               0.66%(5)
   Net investment income             0.59%       0.42%       0.45%               0.51%(5)
Portfolio Turnover of the
   Portfolio                           23%         18%         13%                 11%
----------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, May 14, 1999 to December 31, 1999.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (27.5 % at December 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment loss consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $302,340,879 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010 ($99,588,672), December 31, 2009 ($149,077,591), December 31, 2007 ($25,656,203) and October
   31, 2006 ($28,018,413). At December 31, 2002, net capital losses of
   $1,123,802 and net currency losses of $1,105, attributable to security transactions that occurred after October 31, 2001, are treated as arising as of the first day of the Fund's net taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               YEAR ENDED DECEMBER 31,
                                              --------------------------
    CLASS A                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       2,643,966    14,284,905
    Redemptions                               (18,343,345)  (14,355,963)
    --------------------------------------------------------------------
    NET DECREASE                              (15,699,379)      (71,058)
    --------------------------------------------------------------------

                                               YEAR ENDED DECEMBER 31,
                                              --------------------------
    CLASS B                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       3,465,882    16,085,157
    Redemptions                               (32,787,801)  (23,441,451)
    --------------------------------------------------------------------
    NET DECREASE                              (29,321,919)   (7,356,294)
    --------------------------------------------------------------------

                                               YEAR ENDED DECEMBER 31,
                                              --------------------------
    CLASS C                                       2002          2001
    --------------------------------------------------------------------
    Sales                                       2,224,473    10,291,902
    Redemptions                               (14,531,619)  (10,660,187)
    --------------------------------------------------------------------
    NET DECREASE                              (12,307,146)     (368,285)
    --------------------------------------------------------------------

                                               YEAR ENDED DECEMBER 31,
                                              --------------------------
    CLASS I                                       2002          2001
    --------------------------------------------------------------------
    Sales                                           6,048        67,966
    Redemptions                                    (6,449)      (35,666)
    --------------------------------------------------------------------
    NET INCREASE (DECREASE)                          (401)       32,300
    --------------------------------------------------------------------

                                               YEAR ENDED DECEMBER 31,
                                              --------------------------
    CLASS S                                       2002          2001
    --------------------------------------------------------------------
    Redemptions                                  (215,255)     (159,751)
    --------------------------------------------------------------------
    NET DECREASE                                 (215,255)     (159,751)
    --------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the year ended December 31, 2002, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $137,134 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2002.

   Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

5 Distribution and Service Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class,

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $20,892,833 and $7,559,201 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2002, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2002, the amount of Uncovered Distribution Charges EVD calculated under the Plan were approximately $86,884,581 and $86,489,100 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended December 31, 2002 amounted to $3,107,587, $6,964,278, and $2,519,734 for Class A, Class B, and
   Class C shares, respectively.

   Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. The Fund paid or accrued service fees to or payable to EVD for the year ended December 31, 2002 in the amount of $81,991.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase or issuance. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $1,498, $9,545,663 and $67,636 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the year ended December 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $157,567,319 and $1,191,088,663, respectively, for the year ended
   December 31, 2002.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE MUTUAL FUNDS TRUST AND SHAREHOLDERS OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) (one of the series constituting Eaton Vance Mutual Funds Trust) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended December 31, 2002, the two-month period ended December 31, 1998 and for the year ended October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Growth Fund 1.1 at December 31, 2002, and the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 14, 2003

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.9%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Aerospace and Defense -- 3.0%
--------------------------------------------------------------------------
Boeing Company (The)                            785,510    $    25,913,975
General Dynamics                              2,655,000        210,727,350
Honeywell International, Inc.                   292,998          7,031,952
Northrop Grumman Corp.                        1,084,235        105,170,795
Raytheon Company                                313,599          9,643,169
Rockwell Collins, Inc.                          203,032          4,722,524
United Technologies Corp.                     1,205,679         74,679,757
--------------------------------------------------------------------------
                                                           $   437,889,522
--------------------------------------------------------------------------
Air Freight and Logistics -- 2.7%
--------------------------------------------------------------------------
FedEx Corporation                             2,306,578    $   125,062,659
Robinson (C.H.) Worldwide, Inc.               1,203,674         37,554,629
United Parcel Service, Inc. Class B           3,640,273        229,628,421
--------------------------------------------------------------------------
                                                           $   392,245,709
--------------------------------------------------------------------------
Airlines -- 0.0%
--------------------------------------------------------------------------
Southwest Airlines, Inc.                         17,221    $       239,372
--------------------------------------------------------------------------
                                                           $       239,372
--------------------------------------------------------------------------
Auto Components -- 0.2%
--------------------------------------------------------------------------
ArvinMeritor, Inc.                               33,635    $       560,695
Borg-Warner Automotive, Inc.                    203,981         10,284,722
Dana Corp.                                       46,137            542,571
Delphi Automotive Systems Corp.                   6,338             51,021
Federal Signal Corp.                            283,471          5,505,007
Johnson Controls, Inc.                          128,040         10,264,967
Visteon Corp.                                    15,135            105,340
--------------------------------------------------------------------------
                                                           $    27,314,323
--------------------------------------------------------------------------
Automobiles -- 0.3%
--------------------------------------------------------------------------
DaimlerChrysler AG                                7,000    $       214,550
Ford Motor Co.                                  146,202          1,359,679
General Motors Corp.                             13,896            512,207
Harley-Davidson, Inc.                           714,700         33,019,140
Honda Motor Co. Ltd. ADR                         20,000            361,200
--------------------------------------------------------------------------
                                                           $    35,466,776
--------------------------------------------------------------------------
Banks -- 8.8%
--------------------------------------------------------------------------
AmSouth Bancorporation                          832,318    $    15,980,506
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Banks (continued)
--------------------------------------------------------------------------
Associated Banc-Corp.                           749,148    $    25,426,083
Bank of America Corporation                   1,996,299        138,882,521
Bank of Hawaii Corp.                             49,425          1,502,026
Bank of Montreal                                271,403          7,197,608
Bank of New York Co., Inc. (The)                454,051         10,879,062
Bank One Corp.                                1,526,487         55,793,100
Banknorth Group, Inc.                            65,720          1,485,272
BB&T Corp.                                    1,169,217         43,249,337
Charter One Financial, Inc.                     251,896          7,236,972
City National Corp.                             273,260         12,020,707
Colonial Bancgroup, Inc. (The)                  396,090          4,725,354
Comerica, Inc.                                  222,464          9,619,343
Commerce Bancshares, Inc.                       179,374          7,047,604
Community First Bancshares, Inc.                360,184          9,530,469
Compass Bancshares, Inc.                        359,763         11,249,789
Credit Suisse Group(1)                          155,136          3,364,598
Fifth Third Bancorp                           1,047,527         61,332,706
First Citizens BancShares, Inc.                  48,696          4,704,034
First Financial Bancorp.                         48,948            802,307
First Midwest Bancorp, Inc.                     815,329         21,777,438
First Tennessee National Corporation             70,143          2,520,939
FleetBoston Financial Corporation               708,165         17,208,409
Golden West Financial Corporation               121,800          8,746,458
GreenPoint Financial Corp.                      620,983         28,056,012
GreenPoint Financial Corp.(2)(3)                100,000          4,516,306
Hibernia Corp. Class A                          187,345          3,608,265
Huntington Bancshares, Inc.                     578,423         10,822,294
Investors Financial Services Corp.              475,402         13,021,261
Keycorp                                         651,954         16,390,124
M&T Bank Corp.                                   39,116          3,103,855
Marshall & Ilsley Corp.                         683,798         18,722,389
Mellon Financial Corporation                    221,912          5,794,122
National City Corp.                           1,288,252         35,195,045
National Commerce Financial Corp.             1,113,055         26,546,362
North Fork Bancorporation, Inc.                  53,534          1,806,237
Northern Trust Corp.                            221,188          7,752,639
PNC Bank Corp.                                  150,003          6,285,126
Popular, Inc.                                       716             24,201
Regions Financial Corp.                       1,624,786         54,202,861
Royal Bank of Canada                            438,749         16,119,638
Royal Bank of Scotland Group PLC                 52,322          1,253,156

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Banks (continued)
--------------------------------------------------------------------------
Royal Bank of Scotland Group PLC
(A.V.S.)                                         50,837    $        44,800
S&T Bancorp, Inc.                               100,000          2,505,100
Societe Generale                                809,647         47,117,023
SouthTrust Corp.                                331,989          8,249,927
Southwest Bancorporation of
Texas, Inc.(1)                                  815,601         23,497,465
Sovereign Bancorporation, Inc.                   26,692            375,023
SunTrust Banks, Inc.                            404,246         23,009,682
Synovus Financial Corp.                       1,303,564         25,289,142
TCF Financial Corporation                        28,000          1,223,320
U.S. Bancorp                                  4,363,624         92,596,101
UBS AG(1)                                        32,525          1,565,103
Union Planters Corp.                            725,968         20,428,740
Valley National Bancorp                         382,725         10,092,458
Wachovia Corp.                                1,704,138         62,098,789
Washington Mutual, Inc.                       2,083,493         71,943,013
Wells Fargo & Company                         2,670,930        125,186,489
Westamerica Bancorporation                      266,506         10,708,211
Whitney Holding Corp.                           359,920         11,996,134
Zions Bancorporation                            227,671          8,958,626
--------------------------------------------------------------------------
                                                           $ 1,282,387,681
--------------------------------------------------------------------------
Beverages -- 4.3%
--------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                3,192,296    $   154,507,126
Coca-Cola Company (The)                       3,873,680        169,744,658
Coca-Cola Enterprises, Inc.                   1,729,424         37,563,089
Panamerican Beverages, Inc.                      80,000          1,662,400
PepsiCo., Inc.                                6,158,804        260,024,705
--------------------------------------------------------------------------
                                                           $   623,501,978
--------------------------------------------------------------------------
Biotechnology -- 1.5%
--------------------------------------------------------------------------
Amgen, Inc.(1)                                3,354,935    $   162,177,558
Applera Corp. - Celera Genomics Group(1)         26,000            248,300
Genzyme Corp. - General Division(1)           1,325,812         39,204,261
Gilead Sciences, Inc.(1)                         77,490          2,634,660
Incyte Pharmaceuticals, Inc.(1)               1,118,525          5,100,474
Invitrogen Corp.(1)                             179,449          5,614,959
Vertex Pharmaceuticals, Inc.(1)                  13,000            206,050
--------------------------------------------------------------------------
                                                           $   215,186,262
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Building Products -- 0.7%
--------------------------------------------------------------------------
American Standard Companies, Inc.(1)            331,609    $    23,590,664
Masco Corporation                             3,895,436         81,998,928
--------------------------------------------------------------------------
                                                           $   105,589,592
--------------------------------------------------------------------------
Chemicals -- 1.1%
--------------------------------------------------------------------------
Airgas, Inc.(1)                                 469,801    $     8,104,067
Arch Chemicals, Inc.                              4,950             90,337
Bayer AG ADR                                     40,000            866,000
Dow Chemical Co. (The)                          251,078          7,457,017
DuPont (E.I.) de Nemours & Co.                1,252,589         53,109,774
Eastman Chemical Co.                                148              5,442
Ecolab, Inc.                                    300,326         14,866,137
International Flavors & Fragrances, Inc.         50,247          1,763,670
MacDermid, Inc.                                  61,937          1,415,260
Monsanto Company                                 94,435          1,817,874
Olin Corp.                                        9,900            153,945
PPG Industries, Inc.                             23,742          1,190,661
Rohm and Haas, Co.                                2,380             77,302
RPM, Inc.                                       470,138          7,183,709
Sigma-Aldrich Corp.                             630,897         30,724,684
Solutia Inc.                                     99,629            361,653
Syngenta AG(1)                                   10,030            115,546
Valspar Corp.                                   818,316         36,153,201
--------------------------------------------------------------------------
                                                           $   165,456,279
--------------------------------------------------------------------------
Commercial Services and Supplies -- 5.0%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)              1,675,000    $    16,750,000
Apollo Group, Inc. Class A(1)                     7,599            334,356
Arbitron, Inc.(1)                                30,885          1,034,647
Automatic Data Processing, Inc.               4,747,523        186,340,278
Avery Dennison Corp.                          1,332,004         81,358,804
Banta Corp.                                      42,341          1,324,003
BISYS Group, Inc. (The)(1)                      280,492          4,459,823
Block (H&R), Inc.                               732,354         29,440,631
Bowne & Company                                 172,640          2,063,048
Cendant Corp.(1)                                549,359          5,757,282
Century Business Services, Inc.(1)              400,000          1,060,000
Ceridian Corp.(1)                               166,750          2,404,535
Certegy, Inc.(1)                                 42,862          1,052,262
Cintas Corp.                                  1,020,305         46,678,954
Concord EFS, Inc.(1)                            531,454          8,365,086

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Commercial Services and Supplies (continued)
--------------------------------------------------------------------------
Consolidated Graphics, Inc.(1)                   70,215    $     1,562,284
CSG Systems International, Inc.(1)               41,116            561,233
Deluxe Corporation                               80,675          3,396,417
Donnelley (R.R.) & Sons Co.                     200,521          4,365,342
DST Systems, Inc.(1)                            391,034         13,901,259
eFunds Corp.(1)                                  44,484            405,249
Equifax, Inc.                                    85,724          1,983,653
First Data Corp.                              4,150,162        146,957,236
Gevity HR, Inc.                                  78,125            316,406
Harland (John H.) Co.                            51,540          1,140,580
HON Industries, Inc.                          1,561,853         44,169,203
Imagistics International Inc.(1)                  2,482             49,640
Manpower, Inc.                                  112,000          3,572,800
Miller (Herman) Inc.                            577,903         10,633,415
Navigant Consulting, Inc.(1)                    496,795          2,931,090
Navigant International, Inc.(1)                  44,278            545,948
Paychex, Inc.                                 1,548,895         43,214,170
Pitney Bowes, Inc.                               89,799          2,932,835
Proquest Company(1)                             115,000          2,254,000
ServiceMaster Co.                               938,668         10,419,215
Spherion Corp.(1)                                90,000            603,000
Steelcase Inc.                                  123,000          1,348,080
Sylvan Learning Systems, Inc.(1)                815,396         13,372,494
Waste Management, Inc.                        1,310,285         30,031,732
--------------------------------------------------------------------------
                                                           $   729,090,990
--------------------------------------------------------------------------
Communications Equipment -- 1.2%
--------------------------------------------------------------------------
3Com Corp.(1)                                   873,949    $     4,046,384
ADC Telecommunications, Inc.(1)                 370,286            773,899
Advanced Fibre Communication, Inc.(1)            15,000            250,200
Alcatel S.A. ADR                                 43,728            194,152
Avaya, Inc.(1)                                   65,196            159,730
Ciena Corp.(1)                                  380,378          1,955,143
Cisco Systems, Inc.(1)                        3,718,338         48,710,228
Comverse Technology, Inc.(1)                    386,378          3,871,508
Corning, Inc.(1)                                705,943          2,336,671
Enterasys Networks, Inc.(1)                      61,088             95,297
JDS Uniphase Corp.(1)                           266,080            657,218
Lucent Technologies, Inc.(1)                    654,299            824,417
McData Corp., Class A(1)                         22,604            160,488
Motorola, Inc.                                  604,394          5,228,008
Nokia Corp., Class A, ADR                     6,050,307         93,779,758
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------------------
Nortel Networks Corp.(1)                      1,663,151    $     2,677,673
Qualcomm, Inc.(1)                               344,112         12,522,236
Riverstone Networks, Inc.(1)                     31,344             66,449
Tellabs, Inc.(1)                                118,404            860,797
--------------------------------------------------------------------------
                                                           $   179,170,256
--------------------------------------------------------------------------
Computers and Peripherals -- 3.2%
--------------------------------------------------------------------------
Dell Computer Corp.(1)                        3,963,089    $   105,973,000
EMC Corp.(1)                                  1,014,343          6,228,066
Gateway, Inc.(1)                                 99,407            312,138
Hewlett-Packard Co.                           2,235,064         38,800,711
International Business Machines Corp.         1,442,028        111,757,170
Lexmark International Group, Inc.(1)          3,269,528        197,806,444
Network Appliance, Inc.(1)                      488,000          4,880,000
Palm, Inc.(1)                                    65,230          1,024,111
Sun Microsystems, Inc.(1)                       537,670          1,672,154
--------------------------------------------------------------------------
                                                           $   468,453,794
--------------------------------------------------------------------------
Construction and Engineering -- 0.1%
--------------------------------------------------------------------------
Dycom Industries, Inc.(1)                       160,464    $     2,126,148
Jacobs Engineering Group, Inc.(1)               325,090         11,573,204
Salient 3 Communications, Inc., Class A          78,125             54,687
--------------------------------------------------------------------------
                                                           $    13,754,039
--------------------------------------------------------------------------
Construction Materials -- 0.1%
--------------------------------------------------------------------------
CRH plc                                         329,450    $     4,076,249
Vulcan Materials Company                        184,512          6,919,200
--------------------------------------------------------------------------
                                                           $    10,995,449
--------------------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------------------
Bemis Co.                                       141,000    $     6,997,830
Caraustar Industries, Inc.(1)                   264,862          2,510,892
Sealed Air Corp.(1)                             174,914          6,524,292
Sonoco Products Co.                             160,690          3,684,622
Temple-Inland, Inc.                              12,632            566,040
--------------------------------------------------------------------------
                                                           $    20,283,676
--------------------------------------------------------------------------
Distillers and Vintners -- 0.0%
--------------------------------------------------------------------------
Brown-Forman Corp. Class A                       15,296    $     1,024,832
--------------------------------------------------------------------------
                                                           $     1,024,832
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Distributors -- 0.0%
--------------------------------------------------------------------------
Genuine Parts Company                           188,609    $     5,809,157
--------------------------------------------------------------------------
                                                           $     5,809,157
--------------------------------------------------------------------------
Diversified Financials -- 5.8%
--------------------------------------------------------------------------
Affiliated Managers Group(1)                     13,680    $       688,104
American Express Co.                            925,031         32,699,846
Bear Stearns Companies, Inc.                     16,237            964,478
Capital One Financial Corp.                   1,270,025         37,745,143
Citigroup Inc.                                4,258,531        149,857,706
E*Trade Group, Inc.(1)                          288,290          1,401,089
Fannie Mae                                    1,187,100         76,366,143
Federated Investors, Inc.                     1,634,947         41,478,605
Finova Group, Inc.(1)                           175,587             28,094
Franklin Resources, Inc.                      1,903,317         64,865,043
Freddie Mac                                     180,047         10,631,775
Goldman Sachs Group, Inc.                         9,627            655,599
Household International, Inc.                 1,102,873         30,670,898
ING groep, N.V. ADR                             210,570          3,545,999
Knight Trading Group, Inc.(1)                 1,750,000          8,382,500
Legg Mason, Inc.                                 17,641            856,294
Lehman Brothers Holdings, Inc.                   55,756          2,971,237
MBNA Corporation                                391,431          7,445,018
Merrill Lynch & Co., Inc.                     1,869,290         70,939,555
Moody's Corp.                                    20,004            825,965
Morgan (J.P.) Chase & Co.                       432,106         10,370,544
Morgan Stanley Dean Witter & Co.              4,625,985        184,669,321
Morgan Stanley Dean Witter & Co.(2)(3)          150,000          5,982,760
Nuveen (John) Co.                               150,000          3,802,500
Price (T. Rowe) Group, Inc.                     171,926          4,690,141
Providian Financial Corp.(1)                    597,678          3,878,930
Raymond James Financial, Inc.                    98,225          2,905,495
Schwab (Charles) & Co.                          998,190         10,830,361
SLM Corp.                                       601,833         62,506,375
State Street Corp.                              328,000         12,792,000
Stilwell Financial, Inc.(1)                      95,458          1,247,636
Waddell & Reed Financial, Inc., Class A         150,751          2,965,272
--------------------------------------------------------------------------
                                                           $   849,660,426
--------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.5%
--------------------------------------------------------------------------
Alltel Corp.                                  1,663,732    $    84,850,332
At Home Corporation Series A(1)(2)              371,895                744
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Diversified Telecommunication Services (continued)
--------------------------------------------------------------------------
AT&T Corp.                                      473,339    $    12,358,881
BCE, Inc.                                     4,000,000         72,040,000
BellSouth Corp.                               1,460,642         37,786,809
Broadwing, Inc.(1)                              324,311          1,141,575
Citizens Communications Co.(1)                   59,563            628,390
Deutsche Telekom AG                           1,684,272         21,390,254
ITC DeltaCom, Inc.(1)                             6,373             14,849
McLeodUSA(1)                                     35,538             29,852
NTL, Inc.(1)                                    400,390              6,406
PTEK Holdings, Inc.(1)                           28,000            123,200
Qwest Communications
International, Inc.(1)                           59,924            299,620
RSL Communications Ltd.(1)                      747,161                 97
SBC Communications, Inc.                      2,622,841         71,105,219
Sprint Corp. - FON Group                        150,796          2,183,526
Talk America Holdings, Inc.(1)                   82,458            461,765
Verizon Communications                        1,345,782         52,149,053
WorldCom, Inc.(1)                               232,818             32,129
WorldCom, Inc. - MCI Group                       46,372              8,347
--------------------------------------------------------------------------
                                                           $   356,611,048
--------------------------------------------------------------------------
Electric Utilities -- 0.2%
--------------------------------------------------------------------------
Ameren Corp.                                      5,000    $       207,850
American Electric Power, Inc.                       960             26,237
Dominion Resources, Inc.                         10,464            574,474
Exelon Corp.                                    500,000         26,385,000
PG&E Corp.(1)                                    47,705            663,100
TECO Energy, Inc.                                40,000            618,800
TXU Corp.                                       250,196          4,673,661
Wisconsin Energy Corp.                            9,576            241,315
--------------------------------------------------------------------------
                                                           $    33,390,437
--------------------------------------------------------------------------
Electrical Equipment -- 0.5%
--------------------------------------------------------------------------
American Power Conversion Corp.(1)               36,671    $       555,566
Baldor Electric Co.                             149,060          2,943,935
Emerson Electric Co.                          1,048,511         53,316,784
Energizer Holdings(1)                           141,981          3,961,270
Rockwell International Corp.                    179,520          3,717,859
Thomas & Betts Corp.(1)                         114,600          1,936,740
--------------------------------------------------------------------------
                                                           $    66,432,154
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Electronic Equipment and Instruments -- 0.5%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                   218,644    $     3,926,846
Arrow Electronics, Inc.(1)                        8,750            111,913
Flextronics International Ltd.(1)               182,816          1,497,263
Jabil Circuit, Inc.(1)                        2,127,971         38,133,240
Millipore Corporation(1)                        101,440          3,448,960
Molex, Inc., Class A                            112,582          2,239,256
PerkinElmer, Inc.                               300,081          2,475,668
Plexus Corp.(1)                                 209,946          1,843,326
Roper Industries, Inc.                           23,122            846,265
Sanmina Corp.(1)                              1,186,972          5,329,504
Solectron Corporation(1)                      1,818,848          6,456,910
Teledyne Technologies Incorporated(1)             6,117             95,915
Waters Corp.(1)                                 198,320          4,319,410
X-Rite Incorporated                             361,707          2,528,332
--------------------------------------------------------------------------
                                                           $    73,252,808
--------------------------------------------------------------------------
Energy Equipment and Services -- 1.2%
--------------------------------------------------------------------------
Baker Hughes, Inc.                              520,182    $    16,744,659
Core Laboratories N.V.(1)                       205,000          2,326,750
Grant Prideco, Inc.(1)                          160,681          1,870,327
Halliburton Company                             502,602          9,403,683
Nabors Industries, Ltd.(1)                      223,291          7,875,474
National-Oilwell, Inc.(1)                       686,929         15,002,529
Schlumberger Ltd.                             2,370,713         99,783,310
Smith International, Inc.(1)                    140,000          4,566,800
Transocean Sedco Forex, Inc.                     71,442          1,657,454
Weatherford International Ltd.(1)               188,681          7,534,032
--------------------------------------------------------------------------
                                                           $   166,765,018
--------------------------------------------------------------------------
Food and Drug Retailing -- 2.0%
--------------------------------------------------------------------------
Albertson's, Inc.                               820,296    $    18,259,789
Casey's General Stores, Inc.                     91,201          1,113,564
CVS Corp.                                       193,763          4,838,262
Kroger Co. (The)(1)                           1,113,221         17,199,264
Safeway, Inc.(1)                              1,210,097         28,267,866
Sysco Corp.                                   6,819,724        203,159,578
Walgreen Co.                                    631,784         18,441,775
Winn-Dixie Stores, Inc.                         271,444          4,147,664
--------------------------------------------------------------------------
                                                           $   295,427,762
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Food Products -- 3.5%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                      316,652    $     3,926,485
Campbell Soup Co.                             1,243,047         29,174,313
Conagra Inc.                                  1,654,583         41,381,121
Dean Foods Co.(1)                               336,144         12,470,942
Del Monte Foods, Co.(1)                         103,109            793,939
General Mills, Inc.                             253,123         11,884,125
Heinz (H.J.) Co.                                230,876          7,588,894
Hershey Foods Corp.                             243,006         16,388,325
JM Smucker Co.                                   19,342            770,005
Kellogg Co.                                      80,407          2,755,548
Kraft Foods, Inc.                               387,000         15,065,910
McCormick & Co., Inc.                           482,002         11,182,446
Nestle SA                                       200,000         42,363,998
Riviana Foods, Inc.                             250,000          6,755,250
Sara Lee Corp.                                5,587,965        125,785,092
Smithfield Foods, Inc.(1)                     4,207,530         83,477,395
Tyson Foods, Inc.                               405,548          4,550,249
Unilever ADR                                  1,100,000         67,881,000
Wrigley (Wm.) Jr. Company Class A               444,868         24,414,356
--------------------------------------------------------------------------
                                                           $   508,609,393
--------------------------------------------------------------------------
Gas Utilities -- 0.5%
--------------------------------------------------------------------------
Kinder Morgan, Inc.                           1,788,072    $    75,581,803
--------------------------------------------------------------------------
                                                           $    75,581,803
--------------------------------------------------------------------------
Health Care Equipment and Supplies -- 1.7%
--------------------------------------------------------------------------
Advanced Medical Optics                           7,631    $        91,343
Bausch & Lomb, Inc.                             145,054          5,221,944
Baxter International, Inc.                    3,059,912         85,677,536
Becton & Dickinson and Co.                       89,913          2,759,430
Biomet, Inc.                                    411,340         11,789,004
Boston Scientific Corporation(1)                540,985         23,002,682
Dentsply International, Inc.                     11,325            421,290
Edwards Lifesciences Corp.(1)                    29,878            760,993
Guidant Corp.(1)                                 54,616          1,684,904
Hillenbrand Industries, Inc.                    647,179         31,265,217
Lumenis Ltd.(1)                                 112,000            224,000
Medtronic, Inc.                               1,692,376         77,172,346
St. Jude Medical, Inc.(1)                        10,014            397,756
Steris Corp.(1)                                  36,246            878,966
VISX, Inc.(1)                                    50,000            479,000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Health Care Equipment and Supplies (continued)
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(1)                        244,725    $    10,160,982
--------------------------------------------------------------------------
                                                           $   251,987,393
--------------------------------------------------------------------------
Health Care Providers and Services -- 2.2%
--------------------------------------------------------------------------
AmerisourceBergen Corp.                          30,800    $     1,672,748
Andrx Group(1)                                  393,772          5,776,635
Beverly Enterprises, Inc.(1)                    357,143          1,017,858
Cardinal Health, Inc.                         1,883,537        111,486,555
Caremark Rx, Inc.(1)                             17,696            287,560
Cigna Corp.                                      11,836            486,696
HCA Inc.                                        253,484         10,519,586
Health Management Associates, Inc.,
Class A                                       1,536,833         27,509,311
HealthSouth Corp.(1)                            319,506          1,341,925
IDX Systems Corp.(1)                             60,000          1,021,800
IMS Health, Inc.                                498,012          7,968,192
McKesson HBOC, Inc.                              49,513          1,338,336
Parexel International Corp.(1)                   35,000            384,650
Quest Diagnostics, Inc.(1)                      231,250         13,158,125
Quintiles Transnational Corp.(1)                343,408          4,155,237
Renal Care Group, Inc.(1)                       371,007         11,738,661
Schein (Henry), Corp.(1)                      1,272,548         57,264,660
Service Corp. International(1)                  145,389            482,691
Stewart Enterprises, Inc.(1)                    114,000            635,094
Sunrise Assisted Living, Inc.(1)                144,000          3,584,160
Tenet Healthcare Corp.(1)                         3,961             64,960
UnitedHealth Group, Inc.                        305,124         25,477,854
Ventiv Health, Inc.(1)                          160,833            326,652
Wellpoint Health Networks(1)                    504,000         35,864,640
--------------------------------------------------------------------------
                                                           $   323,564,586
--------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.5%
--------------------------------------------------------------------------
Brinker International, Inc.(1)                  582,237    $    18,777,143
Carnival Corporation                            554,748         13,840,963
CBRL Group, Inc.                                 62,047          1,869,476
Evans (Bob) Farms, Inc.                          51,662          1,206,308
Gaylord Entertainment Co.(1)                    428,482          8,826,729
International Game Technology(1)                100,000          7,592,000
International Speedway Corporation              118,344          4,413,048
Jack in the Box, Inc.(1)                        500,000          8,645,000
Lone Star Steakhouse & Saloon, Inc.             145,981          2,823,273
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Hotels, Restaurants and Leisure (continued)
--------------------------------------------------------------------------
Marriott International, Inc.                    332,517    $    10,929,834
McDonald's Corp.                              1,373,682         22,088,807
MGM Grand, Inc.(1)                               94,445          3,113,852
Outback Steakhouse, Inc.                      1,610,923         55,480,188
Outback Steakhouse, Inc.(2)(3)                   31,784          1,093,683
Papa John's International, Inc.(1)              199,760          5,569,309
Royal Caribbean Cruises Ltd.                    500,000          8,350,000
Sonic Corp.(1)                                  106,510          2,182,390
Starbucks Corp.(1)                            1,330,334         27,112,207
Yum! Brands, Inc.(1)                            436,380         10,569,124
--------------------------------------------------------------------------
                                                           $   214,483,334
--------------------------------------------------------------------------
Household Durables -- 0.6%
--------------------------------------------------------------------------
Blyth Industries, Inc.                        1,042,766    $    27,904,418
Department 56, Inc.(1)                          255,162          3,291,590
Fortune Brands Inc.                             142,143          6,611,071
Helen of Troy Ltd.(1)                            20,000            232,800
Interface, Inc. Class B(2)                       19,538             59,982
Interface, Inc. Class A                         171,613            526,852
Leggett & Platt, Inc.                         1,432,606         32,147,679
Maytag Corp.                                     27,073            771,581
Newell Rubbermaid, Inc.                         402,694         12,213,709
Snap-On, Inc.                                    51,429          1,445,669
--------------------------------------------------------------------------
                                                           $    85,205,351
--------------------------------------------------------------------------
Household Products -- 1.8%
--------------------------------------------------------------------------
Clorox Co. (The)                                 53,688    $     2,214,630
Colgate-Palmolive Co.                           563,176         29,527,318
Kimberly-Clark Corp.                          1,920,274         91,155,407
Procter & Gamble Co.                          1,680,808        144,448,640
--------------------------------------------------------------------------
                                                           $   267,345,995
--------------------------------------------------------------------------
Industrial Conglomerates -- 1.5%
--------------------------------------------------------------------------
3M Co.                                          223,875    $    27,603,788
General Electric Co.                          6,597,241        160,642,818
Teleflex, Inc.                                   47,559          2,039,806
Tyco International Ltd.                       1,191,481         20,350,495
--------------------------------------------------------------------------
                                                           $   210,636,907
--------------------------------------------------------------------------
Insurance -- 6.9%
--------------------------------------------------------------------------
21st Century Insurance Group                     70,700    $       885,164

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
Aegon N.V. ADR                                5,048,336    $    64,770,151
AFLAC Corp.                                   1,292,702         38,936,184
Allmerica Financial Corp.(1)                      1,500             15,150
Allstate Corp. (The)                             79,875          2,954,576
American International Group, Inc.            5,394,313        312,061,007
AON Corp.                                       908,574         17,162,963
Berkshire Hathaway, Inc., Class A(1)                386         28,081,500
Berkshire Hathaway, Inc., Class B(1)             39,680         96,144,640
Chubb Corporation                               104,951          5,478,442
Commerce Group, Inc.                            120,000          4,498,800
Delphi Financial Group Inc.                       6,448            244,766
Gallagher (Arthur J.) and Co.                 1,028,843         30,227,407
Hartford Financial Services Group, Inc.          36,048          1,637,661
Jefferson-Pilot Corp.                           190,173          7,247,493
Kansas City Life Insurance Co.                   70,800          2,683,320
Lincoln National Corp.                           52,903          1,670,677
Manulife Financial Corp.(1)                      74,958          1,627,338
Marsh & McLennan Cos., Inc.                   4,128,592        190,782,236
Mercury General Corp.                             2,000             75,160
MetLife, Inc.                                 1,969,700         53,260,688
MGIC Investment Corp.                            85,000          3,510,500
Old Republic International Corp.                 72,603          2,032,884
Progressive Corp.                             1,905,100         94,550,113
Radian Group, Inc.                               30,800          1,144,220
Safeco Corp.                                     17,439            604,610
St. Paul Companies, Inc. (The)                  323,841         11,026,786
Torchmark Corp.                                 289,585         10,578,540
Travelers Property Casualty - Class A(1)        173,919          2,547,913
Travelers Property Casualty - Class B(1)        357,326          5,234,826
UICI(1)                                          75,030          1,166,717
UnumProvident Corp.                              52,000            912,080
XL Capital Ltd., Class A                         79,232          6,120,672
--------------------------------------------------------------------------
                                                           $   999,875,184
--------------------------------------------------------------------------
Internet and Catalog Retail -- 0.0%
--------------------------------------------------------------------------
eBay, Inc.(1)                                    34,268    $     2,324,056
School Specialty Corp.(1)                        49,197            982,956
--------------------------------------------------------------------------
                                                           $     3,307,012
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Internet Software and Services -- 0.0%
--------------------------------------------------------------------------
Retek, Inc.(1)                                  465,615    $     1,266,473
--------------------------------------------------------------------------
                                                           $     1,266,473
--------------------------------------------------------------------------
IT Consulting and Services -- 0.9%
--------------------------------------------------------------------------
Accenture Ltd.(1)                             3,638,000    $    65,447,620
Acxiom Corp.(1)                                 579,019          8,905,312
Acxiom Corp.(1)(2)(3)                            68,785          1,056,326
Affiliated Computer Services(1)                 200,654         10,564,433
Computer Sciences Corp.(1)                      390,302         13,445,904
Electronic Data Systems Corp.                   157,712          2,906,632
Gartner Group, Inc., Class A(1)                   4,811             44,261
Gartner Group, Inc., Class B(1)                  92,416            873,331
Keane, Inc.(1)                                  119,224          1,071,824
Perot Systems Corp.(1)                          747,730          8,015,666
Safeguard Scientifics, Inc.(1)                   26,579             36,147
SunGard Data Systems, Inc.(1)                   867,786         20,445,038
Synavant, Inc.(1)                                13,700             12,741
--------------------------------------------------------------------------
                                                           $   132,825,235
--------------------------------------------------------------------------
Leisure Equipment and Products -- 0.1%
--------------------------------------------------------------------------
Eastman Kodak Co.                               156,267    $     5,475,596
Mattel, Inc.                                     19,627            375,857
--------------------------------------------------------------------------
                                                           $     5,851,453
--------------------------------------------------------------------------
Machinery -- 2.9%
--------------------------------------------------------------------------
Caterpillar, Inc.                                23,255    $     1,063,219
Danaher Corporation                           1,915,985        125,880,215
Deere & Co.                                   3,450,000        158,182,500
Dionex Corp.(1)                                 501,890         14,891,076
Donaldson Company, Inc.                          40,220          1,447,920
Dover Corp.                                     610,289         17,796,027
Illinois Tool Works, Inc.                     1,138,513         73,843,953
ITT Industries, Inc.                              4,214            255,748
Nordson Corporation                             163,978          4,071,574
Parker-Hannifin Corporation                     125,359          5,782,811
SPX Corp.(1)                                     95,724          3,584,864
Tecumseh Products Co., Class A                  156,420          6,902,815
Wabtec                                          232,061          3,258,136
--------------------------------------------------------------------------
                                                           $   416,960,858
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Media -- 6.9%
--------------------------------------------------------------------------
ADVO, Inc.(1)                                   580,339    $    19,052,529
AOL Time Warner, Inc.(1)                      1,400,796         18,350,428
Belo (A.H.) Corp.                               542,924         11,575,140
Cablevision Systems Corp.(1)                    207,410          3,472,043
Catalina Marketing Corp.(1)                      89,203          1,650,256
Clear Channel Communications, Inc.(1)           448,274         16,716,137
Comcast Corp. Class A(1)                      1,965,628         46,329,852
Comcast Corp. Class A Special(1)              1,042,262         23,544,699
Cox Communications, Inc., Class A(1)            352,265         10,004,326
Disney (Walt) Company                         5,039,433         82,193,152
EchoStar Communications, Class A(1)              35,150            782,439
Entercom Communications Corp.(1)                 20,000            938,400
Entercom Communications Corp.(1)(2)(3)          200,000          9,378,526
Gannett Co., Inc.                             1,208,627         86,779,419
General Motors Corp., H Class(1)                275,262          2,945,303
Havas Advertising, S.A. ADR                   3,142,938         12,477,464
Interpublic Group of Companies., Inc.         2,495,261         35,133,275
Interpublic Group of
Companies., Inc.(2)(3)                          100,000          1,405,888
KnightRidder, Inc.                               18,123          1,146,280
Lamar Advertising Co.(1)                        845,318         28,444,951
Liberty Media Corp. Class A(1)                1,225,175         10,953,065
Liberty Media Corp. Class B(1)                   32,876            302,459
MacClatchy Co. (The)                             48,066          2,726,784
McGraw-Hill Companies, Inc. (The)             2,028,164        122,582,232
Meredith Corp.                                  190,000          7,810,900
New York Times Co. (The), Class A               317,259         14,508,254
News Corporation Ltd.                            93,965          2,128,307
Omnicom Group, Inc.                           3,546,255        229,088,073
Publicis Groupe SA                              368,212          7,798,992
Reuters Holdings plc ADR                        270,131          4,646,253
Scripps (The E.W) Company                        25,533          1,964,764
TMP Worldwide, Inc.(1)                          154,426          1,746,558
Tribune Co.                                     654,327         29,745,705
Univision Communications, Inc.(1)               963,184         23,598,008
Viacom, Inc., Class A(1)                         29,774          1,215,077
Viacom, Inc., Class B(1)                      2,637,818        107,517,462
Vivendi Universal S.A. ADR                      490,725          7,885,951
Washington Post Co. (The)                        11,352          8,377,776
Westwood One, Inc.(1)                           122,400          4,572,864
WPP Group plc                                   139,450          1,065,057
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Media (continued)
--------------------------------------------------------------------------
WPP Group plc ADR                               188,507    $     7,140,645
--------------------------------------------------------------------------
                                                           $ 1,009,695,693
--------------------------------------------------------------------------
Metals and Mining -- 0.3%
--------------------------------------------------------------------------
Alcoa, Inc.                                   1,406,287    $    32,035,218
Allegheny Technologies, Inc.                     21,408            133,372
Nucor Corp.                                     239,966          9,910,596
Phelps Dodge Corp.(1)                            18,854            596,729
Steel Dynamics, Inc.(1)                         311,800          3,750,954
Worthington Industries, Inc.                    147,466          2,247,382
--------------------------------------------------------------------------
                                                           $    48,674,251
--------------------------------------------------------------------------
Multiline Retail -- 3.0%
--------------------------------------------------------------------------
99 Cents Only Stores(1)                       1,142,232    $    30,680,352
Costco Wholesale Corp.(1)                        77,258          2,167,859
Dollar General Corp.                            249,983          2,987,297
Dollar Tree Stores, Inc.(1)                   1,024,932         25,182,579
Dollar Tree Stores, Inc.(1)(2)(3)                30,000            736,824
Dollar Tree Stores, Inc.(1)(2)(3)                 5,000            122,778
Family Dollar Stores, Inc.                    2,618,411         81,720,607
Kohls Corp.(1)                                   49,500          2,769,525
May Department Stores Co. (The)                 596,760         13,713,545
Neiman Marcus Group, Inc. (The)(1)               27,117            741,108
Nordstrom, Inc.                                  65,692          1,246,177
Penney (J.C.) Company, Inc.                     539,766         12,420,016
Sears, Roebuck & Co.                             15,750            377,213
Target Corp.                                  2,824,259         84,727,770
Wal-Mart Stores, Inc.                         3,579,444        180,797,716
--------------------------------------------------------------------------
                                                           $   440,391,366
--------------------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.0%
--------------------------------------------------------------------------
AES Corporation(1)                               49,542    $       149,617
Duke Energy Corp.                                45,234            883,872
Dynegy, Inc.                                     63,525             74,960
El Paso Corp.                                   175,909          1,224,327
Enron Corp.(1)(2)                                17,000              1,054
National Fuel Gas Co.                             4,000             82,920
Williams Companies. Inc. (The)                  222,833            601,649
--------------------------------------------------------------------------
                                                           $     3,018,399
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Office Electronics -- 0.0%
--------------------------------------------------------------------------
Ikon Office Solutions, Inc.                      99,415    $       710,817
Xerox Corp.(1)                                   20,000            161,000
Zebra Technologies Corp., Class A(1)              6,000            343,800
--------------------------------------------------------------------------
                                                           $     1,215,617
--------------------------------------------------------------------------
Oil and Gas -- 4.4%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                      2,591,941    $   124,153,974
Apache Corporation                              986,372         56,213,340
Ashland, Inc.                                   115,544          3,296,470
BP plc ADR                                    3,190,393        129,689,475
Burlington Resources, Inc.                      930,802         39,698,705
ChevronTexaco Corporation                       805,697         53,562,737
ConocoPhillips                                  386,960         18,724,994
Devon Energy Corp.                              724,853         33,270,753
Exxon Mobil Corp.                             4,388,503        153,334,295
Kerr - McGee Corp.                              267,327         11,842,586
Marathon Oil Corp.                              350,450          7,461,081
Murphy Oil Corporation                           59,400          2,545,290
Newfield Exploration Company(1)                  60,000          2,163,000
Ocean Energy Inc.                               200,000          3,994,000
Royal Dutch Petroleum Co.                        84,624          3,725,148
Syntroleum Corp.(1)                               2,735              4,732
Valero Energy Corp.                              51,510          1,902,779
--------------------------------------------------------------------------
                                                           $   645,583,359
--------------------------------------------------------------------------
Paper and Forest Products -- 0.2%
--------------------------------------------------------------------------
Georgia-Pacific Corp.                           647,827    $    10,468,884
International Paper Co.                         219,061          7,660,563
Louisiana-Pacific Corp.(1)                       70,750            570,245
MeadWestvaco Corp.                               84,358          2,084,486
Weyerhaeuser Co.                                119,608          5,885,910
--------------------------------------------------------------------------
                                                           $    26,670,088
--------------------------------------------------------------------------
Personal Products -- 1.1%
--------------------------------------------------------------------------
Avon Products, Inc.                             134,700    $     7,256,289
Gillette Company                              2,998,197         91,025,261
Lauder (Estee) Companies, Inc.                2,092,312         55,237,037
Water Pik Technologies(1)                         2,141             15,736
--------------------------------------------------------------------------
                                                           $   153,534,323
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Pharmaceuticals -- 6.6%
--------------------------------------------------------------------------
Abbott Laboratories                           2,268,381    $    90,735,240
Allergan, Inc.                                   52,340          3,015,831
Bristol-Myers Squibb Company                  2,879,723         66,665,587
Elan Corp., PLC ADR(1)                           31,838             78,321
Forest Laboratories, Inc.(1)                    328,400         32,255,448
GlaxoSmithKline plc                             503,923         18,876,956
Johnson & Johnson                             2,920,807        156,876,544
King Pharmaceuticals, Inc.(1)                 2,085,117         35,843,161
Lilly (Eli) & Co.                             2,130,682        135,298,307
Merck & Co., Inc.                             1,585,166         89,736,247
Mylan Laboratories, Inc.                          3,037            105,991
Novo Nordisk ADR                                292,277          8,446,805
Pfizer, Inc.                                  5,629,045        172,079,906
Pharmacia Corp.                                 540,149         22,578,228
Schering AG ADR                                  25,000          1,072,500
Schering-Plough Corp.                         1,855,738         41,197,384
Sepracor, Inc.(1)                                 4,000             38,680
Teva Pharmaceutical Industries Ltd. ADR         600,000         23,166,000
Watson Pharmaceuticals, Inc.(1)               1,190,893         33,666,545
Wyeth Corp.                                     718,378         26,867,337
--------------------------------------------------------------------------
                                                           $   958,601,018
--------------------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------------------
AvalonBay Communities, Inc.                      55,000    $     2,152,700
Catellus Development Corp.(1)                   415,722          8,252,082
Equity Office Properties Trust                    2,812             70,244
Jones Lang Lasalle, Inc.(1)                     154,567          2,377,240
Plum Creek Timber Co., Inc.                     415,793          9,812,715
Trammell Crow Co.(1)                            861,878          7,756,902
--------------------------------------------------------------------------
                                                           $    30,421,883
--------------------------------------------------------------------------
Road and Rail -- 0.2%
--------------------------------------------------------------------------
ANC Rental Corporation(1)                       497,025    $        24,851
Burlington Northern Santa Fe Corp.              214,841          5,588,014
CSX Corporation                                  46,652          1,320,718
Florida East Coast Industries, Inc.             122,888          2,851,002
Heartland Express, Inc.(1)                      283,930          6,505,120
Heartland Express, Inc.(1)(2)(3)                435,436          9,961,310
Kansas City Southern Industries, Inc.(1)         15,215            182,580
Norfolk Southern Corp.                            3,090             61,769

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Road and Rail (continued)
--------------------------------------------------------------------------
Union Pacific Corp.                              92,156    $     5,517,380
--------------------------------------------------------------------------
                                                           $    32,012,744
--------------------------------------------------------------------------
Semiconductor Equipment and Products -- 1.4%
--------------------------------------------------------------------------
Agere Systems, Inc.(1)                            7,560    $        10,886
Agere Systems, Inc., Class B(1)                 188,938            264,513
Altera Corp.(1)                                  80,516            992,762
Analog Devices, Inc.(1)                         740,630         17,678,838
Applied Materials, Inc.(1)                      196,824          2,564,617
Applied Materials, Inc.(1)(2)(3)                215,968          2,809,842
Broadcom Corp.(1)                               234,000          3,524,040
Conexant Systems, Inc.(1)                       134,174            216,020
Cypress Semiconductor Corporation(1)            152,742            873,684
Intel Corp.                                   5,993,950         93,325,802
Intel Corp.(2)(3)                               250,000          3,891,040
Intel Corp.(2)(3)                               250,000          3,889,094
Intel Corp.(2)(3)                               500,000          7,775,269
Intel Corp.(2)(3)                               375,000          5,829,992
KLA-Tencor Corp.(1)                              94,066          3,327,114
KLA-Tencor Corp.(1)(2)(3)                        35,000          1,237,228
Lam Research Corp.(1)                            44,051            475,751
Linear Technologies Corp.                        87,760          2,257,187
LSI Logic Corporation(1)                        132,810            766,314
Maxim Integrated Products Co.                   274,351          9,064,557
Mykrolis Corp.(1)                                68,655            501,182
Skyworks Solutions, Inc.(1)                      98,686            850,673
Teradyne, Inc.(1)                                27,996            364,228
Texas Instruments, Inc.                       2,589,577         38,869,551
Xilinx, Inc.(1)                                  68,518          1,411,471
--------------------------------------------------------------------------
                                                           $   202,771,655
--------------------------------------------------------------------------
Software -- 2.4%
--------------------------------------------------------------------------
Adobe Systems, Inc.                             231,936    $     5,752,245
Ascential Software Corp.(1)                       6,127             14,705
BMC Software, Inc.(1)                            27,000            461,970
Cadence Design Systems, Inc.(1)                 900,000         10,611,000
Check Point Software Technologies
Ltd.(1)                                         143,568          1,862,077
Cognos, Inc.(1)                                  77,000          1,805,650
Computer Associates International, Inc.          32,395            437,333
Compuware Corp.(1)                              153,744            737,971
Edwards (J.D.) & Co.(1)                         891,844         10,060,000
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Software (continued)
--------------------------------------------------------------------------
Fair, Isaac and Co., Inc.                       744,545    $    31,792,072
Henry (Jack) & Associates                       201,006          2,420,112
I2 Technologies, Inc.(1)                        233,752            268,815
Intuit, Inc.(1)                                 956,635         44,885,314
Microsoft Corp.(1)                            3,703,047        191,447,530
National Instruments Corp.(1)                   466,603         15,159,931
Oracle Corp.(1)                                 737,178          7,961,522
Parametric Technology Corp.(1)                   94,600            238,392
PeopleSoft, Inc.(1)                             384,478          7,035,947
Reynolds & Reynolds, Co.                        451,043         11,488,065
Siebel Systems, Inc.(1)                       1,216,472          9,001,893
VERITAS Software Corp.(1)                        43,942            686,374
Wind River Systems, Inc.(1)                     111,410            456,781
--------------------------------------------------------------------------
                                                           $   354,585,699
--------------------------------------------------------------------------
Specialty Retail -- 2.8%
--------------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                       10,900    $       223,014
AutoNation, Inc.(1)                           3,829,750         48,101,660
Best Buy Co., Inc.(1)                           113,610          2,743,682
Burlington Coat Factory Warehouse Corp.         628,228         11,276,693
Carmax, Inc.(1)                                  67,797          1,212,210
Circuit City Stores, Inc.                       216,000          1,602,720
Gap, Inc. (The)                                  21,812            338,522
Home Depot, Inc. (The)                        6,702,847        160,600,214
Limited Brands, Inc.                            847,878         11,810,941
Lowe's Companies                              2,379,050         89,214,375
Office Depot, Inc.(1)                           245,021          3,616,510
OfficeMax, Inc.(1)                              912,117          4,560,585
Payless Shoesource, Inc.(1)                       7,700            396,319
Pep Boys - Manny, Moe & Jack (The)               83,415            967,614
Pier 1 Imports, Inc.                            300,000          5,679,000
RadioShack Corp.                                677,904         12,703,921
Sherwin-Williams Co. (The)                       80,069          2,261,949
Staples, Inc.(1)                                 92,500          1,692,750
Tiffany & Co.                                    88,000          2,104,080
TJX Companies, Inc. (The)                     2,000,000         39,040,000
Too, Inc.(1)                                     38,284            900,440
United Rentals, Inc.(1)                         401,179          4,316,686
--------------------------------------------------------------------------
                                                           $   405,363,885
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Textiles, Apparel and Luxury Goods -- 0.1%
--------------------------------------------------------------------------
Coach, Inc.(1)                                  182,860    $     6,019,751
Nike Inc., Class B                               78,316          3,482,713
Unifi, Inc.(1)                                   42,921            225,335
--------------------------------------------------------------------------
                                                           $     9,727,799
--------------------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------------------
Philip Morris Companies, Inc.                   495,730    $    20,091,937
UST, Inc.                                           439             14,676
--------------------------------------------------------------------------
                                                           $    20,106,613
--------------------------------------------------------------------------
Trading Companies and Distributors -- 0.0%
--------------------------------------------------------------------------
MSC Industrial Direct Co.(1)                      5,000    $        88,750
--------------------------------------------------------------------------
                                                           $        88,750
--------------------------------------------------------------------------
Water Utilities -- 0.0%
--------------------------------------------------------------------------
American Waterworks Co.                          76,039    $     3,458,254
--------------------------------------------------------------------------
                                                           $     3,458,254
--------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
--------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)               1,502,536    $     8,489,328
Nextel Communications, Inc., Class A(1)          73,122            844,559
Sprint Corp. - PCS Group(1)                      19,754             86,523
Telephone and Data Systems, Inc.                 46,394          2,181,446
Vodafone Group plc ADR                           50,617            917,180
--------------------------------------------------------------------------
                                                           $    12,519,036
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,682,605,092)                       $14,411,340,749
--------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.0%
--------------------------------------------------------------------------
Enron Corp.(1)(2)                                11,050    $        18,706
--------------------------------------------------------------------------
                                                           $        18,706
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $4,500,777)                            $        18,706
--------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Wachovia Corp. (Dividend Equalization
Preferred Shares)(1)(2)                         166,518    $        20,815
--------------------------------------------------------------------------
                                                           $        20,815
--------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $39,407)                               $        20,815
--------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Bank United Corp. (Litigation Contingent
Payment Rights)(1)                              102,072    $        10,207
--------------------------------------------------------------------------
                                                           $        10,207
--------------------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------
Seagate Technology, Inc. (Tax
Refund Rights)(1)(2)                            197,392    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.0%
--------------------------------------------------------------------------
McLeodUSA (Escrow Rights)(1)(2)               1,592,200    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Total Rights
   (identified cost $50,596)                               $        10,207
--------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
American Express Credit Corp., 1.28%,
1/6/03                                     $     20,000    $    19,996,444
Cortez Capital Corp., 1.36%, 1/15/03             29,000         28,984,662
G. E. Capital Corp., 1.25%, 1/2/03               12,276         12,275,574
Old Line Funding Corp., 1.36%, 1/17/03           27,603         27,586,316
Transamerica Finance Corp., 1.35%,
1/8/03                                           25,000         24,993,438

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
Trident Cptl Fnce Inc., 1.36%, 1/16/03           18,933    $    18,922,271
--------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $132,758,705)                       $   132,758,705
--------------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $14,819,954,577)                       $14,544,149,182
--------------------------------------------------------------------------

SECURITIES SOLD SHORT -- -0.3%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Kinder Morgan, Inc.                           1,000,000    $   (42,270,000)
--------------------------------------------------------------------------
Total Securities Sold Short
   (proceeds $42,473,701)                                  $   (42,270,000)
--------------------------------------------------------------------------
Other Assets, Less Liabilities
   excluding securities sold short -- 0.5%                 $    69,642,406
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $14,571,521,588
--------------------------------------------------------------------------

 ADR - American Depositary Receipt

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3) Security restricted from resale for a period not exceeding two years. At December 31, 2002, the value of these securities totaled $59,686,866 or 0.4% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $14,819,954,577)     $14,544,149,182
Cash                                               93,887
Deposits with brokers for securities
   sold short                                  42,473,701
Receivable for investments sold                 4,812,234
Dividends and interest receivable              22,219,628
Tax reclaim receivable                            426,060
Other assets                                       47,529
---------------------------------------------------------
TOTAL ASSETS                              $14,614,222,221
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Securities sold short, at value
   (proceeds received $42,473,701)        $    42,270,000
Payable for dividends on securities sold
   short                                          250,000
Payable to affiliate for Trustees' fees             7,500
Accrued expenses                                  173,133
---------------------------------------------------------
TOTAL LIABILITIES                         $    42,700,633
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $14,571,521,588
---------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,847,095,575
Net unrealized depreciation (computed on
   the basis of identified cost)             (275,573,987)
---------------------------------------------------------
TOTAL                                     $14,571,521,588
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
---------------------------------------------------------
Dividends (net of foreign taxes,
   $2,032,262)                            $   207,295,027
Interest                                        5,997,055
---------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   213,292,082
---------------------------------------------------------

Expenses
---------------------------------------------------------
Investment adviser fee                    $    71,564,552
Trustees' fees and expenses                        29,796
Custodian fee                                   1,992,078
Dividends on securities sold short                250,000
Legal and accounting services                      95,485
Miscellaneous                                     210,130
---------------------------------------------------------
TOTAL EXPENSES                            $    74,142,041
---------------------------------------------------------

NET INVESTMENT INCOME                     $   139,150,041
---------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (459,951,418)
   Foreign currency transactions                  (45,422)
---------------------------------------------------------
NET REALIZED LOSS                         $  (459,996,840)
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(3,312,778,452)
   Securities sold short                          203,701
   Foreign currency                                27,187
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,312,547,564)
---------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(3,772,544,404)
---------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(3,633,394,363)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     139,150,041  $     113,393,699
   Net realized loss                           (459,996,840)      (360,120,300)
   Net change in unrealized appreciation
      (depreciation)                         (3,312,547,564)    (1,605,211,090)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (3,633,394,363) $  (1,851,937,691)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   2,786,165,872  $   3,921,075,957
   Withdrawals                               (2,917,114,901)    (2,118,342,171)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (130,949,029) $   1,802,733,786
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (3,764,343,392) $     (49,203,905)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $  18,335,864,980  $  18,385,068,885
------------------------------------------------------------------------------
AT END OF YEAR                            $  14,571,521,588  $  18,335,864,980
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                             YEAR ENDED DECEMBER 31,
                      ----------------------------------------------------------------------  PERIOD ENDED          YEAR ENDED
                            2002              2001              2000              1999        DECEMBER 31, 1998(1)  OCTOBER 31, 1998
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Ratios (As a
   percentage of
   average daily net
   assets):
   Expenses                      0.45%             0.45%             0.45%             0.46%               0.48%(2)            0.50%
   Net investment
      income                     0.85%             0.64%             0.67%             0.72%               0.72%(2)            0.78%
Portfolio Turnover                 23%               18%               13%               11%                  3%                 12%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                (19.52)%           (9.67)%              --                --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF
   YEAR (000'S
   OMITTED)           $    14,571,522   $    18,335,865   $    18,385,069   $    15,114,649     $     8,704,859     $     6,985,678
------------------------------------------------------------------------------------------------------------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

 F Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended ended December 31, 2002, the adviser fee was 0.44% of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the year ended December 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the year ended December 31, 2002, purchases and sales of investments, other than short-term obligations, aggregated $3,708,519,991 and $3,826,197,983, respectively. In addition, investments having an aggregate market value of $969,441,055 at dates of withdrawal were distributed in payment for capital withdrawals. During the year ended December 31, 2002, investors contributed securities with a value of $1,378,394,239.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $5,279,824,520
    --------------------------------------------------------
    Gross unrealized appreciation             $9,292,814,140
    Gross unrealized depreciation                (28,489,478)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $9,264,324,662
    --------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2002.

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

7 Restricted Securities
-------------------------------------------
   At December 31, 2002, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES    COST         FAIR VALUE
    -----------------------------------------------------------------------------------------
    Acxiom Corp.                                 12/18/02    68,785  $ 1,000,007  $ 1,056,326
    Applied Materials, Inc.                      12/18/02   215,968    2,988,826    2,809,842
    Dollar Tree Stores, Inc.                      3/19/02    30,000    1,001,995      736,824
    Dollar Tree Stores, Inc.                      5/22/02     5,000      192,081      122,778
    Entercom Communications Corp.                 5/22/02   200,000   10,415,398    9,378,526
    GreenPoint Financial Corp.                    3/19/02   100,000    4,536,185    4,516,306
    Heartland Express, Inc.                      12/18/02   435,436   10,000,005    9,961,310
    Intel Corp.                                  12/18/02   375,000    6,698,687    5,829,992
    Intel Corp.                                   10/9/02   500,000    6,600,085    7,775,269
    Intel Corp.                                   3/19/02   250,000    7,893,143    3,891,040
    Intel Corp.                                   7/30/02   250,000    4,715,416    3,889,094
    Interpublic Group of Companies., Inc.        12/18/02   100,000    1,354,965    1,405,888
    KLA-Tencor Corp.                              5/22/02    35,000    2,046,381    1,237,228
    Morgan Stanley Dean Witter & Co.              7/30/02   150,000    5,926,597    5,982,760
    Outback Steakhouse, Inc.                      7/30/02    31,784    1,000,011    1,093,683
    -----------------------------------------------------------------------------------------
                                                                     $66,369,782  $59,686,866
    -----------------------------------------------------------------------------------------

TAX-MANAGED GROWTH PORTFOLIO AS OF DECEMBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED GROWTH PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Growth Portfolio (the Portfolio) as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for the four years ended December 31, 2002, the two-month period ended December 31, 1998 and for the year ended October 31, 1998. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2002, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is the Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEES(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             advisor) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                          of the Portfolio   of EVC, EV, EVM and
                                             since 1997      BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Fund and
                                                             the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 1995      and communications                                  portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                                and Telect, Inc.
                                             since 1995      Harvard University                              (telecommunication
                                                             Graduate School of                              services company)
                                                             Business Administration.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIO            SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1986;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1995      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout           Trustee of          Since 1998      Professor of Law,                185                   None
 9/14/57                 the Trust                           University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 1995

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)
                          WITH THE
                         TRUST AND
      NAME AND              THE          TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO       LENGTH OF SERVICE       DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59             the Trust                           Officer of 34 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President of
 Jr. 5/31/58            Trust; Vice                          EVM, BMR, EVC, and EV; Chief
                        President of                         Investment Officer of EVM and
                       the Portfolio                         BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR.
 7/15/47                 the Trust                           Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999). Officer of 23
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57       the Trust                           Officer of 125 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.           Vice President of   Vice President of   Senior Vice President and
 Richardson              the Trust;       the Trust since    Chief Equity Investment
 10/26/57               President of     2001; President of  Officer of EVM and BMR.
                       the Portfolio       the Portfolio     Officer of 40 registered
                                           since 2002(2)     investment companies managed
                                                             by EVM or BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Reserch and
 7/20/57                 the Trust                           a Vice President of EVM and
                                                             BMR. Officer of 21 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan Schiff        Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 registered
                                                             investment companies managed
                                                             by EVM or BMR.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

                        POSITION(S)
                          WITH THE
                         TRUST AND
      NAME AND              THE          TERM OF OFFICE AND     PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO       LENGTH OF SERVICE       DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44             the Trust                           Officer of 36 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Michelle A.            Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 Alexander 8/25/69     the Portfolio                         Chief Financial Officer of
                                                             Belair Capital Fund LLC,
                                                             Belcrest Capital Fund LLC,
                                                             Belmar Capital Fund LLC and
                                                             Belport Capital Fund LLC
                                                             (private investment companies
                                                             sponsored by EVM). Officer of
                                                             84 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor      Treasurer of         Since 1989      Vice President of BMR, EVM and
 4/1/45                  the Trust                           EVD. Officer of 112 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) Prior to 2002, Ms. Alexander served as Assistant Treasurer of the Portfolio since 1998, and Mr. Richardson served as Vice President of the Portfolio since 1995.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge calling 1-800-225-6265.

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 BERKELEY STREET
BOSTON, MA 02116-5022

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

  The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

  - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

  - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

  - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.



For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1096-2/03                                                               TGSRC1.1